ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 21, 2022	Mar. 31, 2021	Feb. 26, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2021
Fair value of purchase consideration												$ 339,599
Fair value acquisition		$ 25,000
Short-term liability		$ 50,000							$ 50,000
Description of vesting schedule												The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.
Purchase price recorded value												$ 450,000
Net initial discount on purchase price												110,401
Investments recorded using the cash method												0	$ 35,000
Post acquisition services payment												450,000
Fair value of black scholes model												450,000
Investments in equity securities using the fair value method												0	588,637
Intangible assets, net												34,485	49,005
Revenue				$ 6,589,227			$ 273,877			$ 12,675,450	$ 967,712	$ 808,902	$ 2,878,161
Membership interest												51.00%
Common Stock Shares Issued				96,742,753						96,742,753		58,785,924	33,075,711
Net loss				$ (1,674,989)	$ (3,452,489)	$ (1,497,773)	$ (1,263,990)	$ (1,144,144)	$ (1,361,139)	$ (6,625,251)	$ (3,769,273)	$ 5,373,015
Boston Solar Acquisitions [Member]
Fair value acquisition	$ 1,252,273
Total consideration	6,064,858
Issuance of promissory note with a fair value	897,306
Issuance of convertible promissory note	1,378,111
Holdback additional cash	250,000
Cash paid for acquisition	$ 2,287,168
Common stock shares	14,781,938
Percent of consideration paid	80.10%
Acquisition related expenses	$ 615,000
Revenue	$ 10,244,704
Class A Convertible Preferred Stock [Member]
Revenue												348,877
Purchase consideration price			$ 414,151									450,000
Membership interest														51.00%
Common Stock Shares Issued														168,350
Net loss												581,344
Contributed net loss												284,859
Purchase price consideration			$ 414,151
Goodwill and Intangible Asset Impairment												680,772
Goodwill adjustment												72,600
Amortization												$ 14,520
Useful Life												5 years
Gross intangible assets												$ 72,600
Undesignated Preferred Stock [Member]
Revenue												$ 240,965
Membership interest												100.00%		100.00%
Net loss												$ (458,625)
Debt paid														$ 25,000
Balance outstanding												50,000
Shares allocated equally												$ 150,000
Vesting Period												3 years